State Street SPDR Portfolio MSCI Global Stock Market ETF Investment Objectives and Goals - State Street SPDR Portfolio MSCI Global Stock Market ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio MSCI Global Stock Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio MSCI Global Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets.